Note 15 - Earnings Per Share (Details)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Equity Option [Member]
Note 15 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	40,000	15,000
Stock Options, Treasury Stock Method [Member]
Note 15 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,500	418,480